As filed with the Securities and Exchange Commission on November 2, 2012.

File Nos.
033-88924
811-08962

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 23	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25	[X]

FRANKLIN TEMPLETON MONEY FUND TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)
(650) 312-2000
Registrant’s Telephone Number, Including Area Code

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Money Market Portfolios (the Master Fund) has executed this registration

Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of November, 2012.

     FRANKLIN TEMPLETON MONEY FUND TRUST

   (Registrant)

By: /s/ Karen L. Skidmore

 Karen L. Skidmore

 Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Christopher J. Molumphy* Christopher J. Molumphy	Chief Executive Officer – Investment Management
Dated: November 1, 2012

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer- Finance and Administration
Dated: November 1, 2012

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: November 1, 2012

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: November 1, 2012

Sam Ginn*	Trustee
Sam Ginn	Dated: November 1, 2012

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: November 1, 2012

Charles B. Johnson*	Trustee
Charles B. Johnson	Dated: November 1, 2012

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: November 1, 2012

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: November 1, 2012

Frank A. Olson*	Trustee
Frank A. Olson	Dated: November 1, 2012

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: November 1, 2012

John B. Wilson*	Trustee
John B. Wilson	Dated: November 1, 2012

*By: /s/ Karen L. Skidmore

      Karen L. Skidmore

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly consented to the filing of this Registration Statement of Franklin Templeton Money Fund Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of November, 2012.

THE MONEY MARKET PORTFOLIOS

By:  /s/ Karen L. Skidmore

   Karen L. Skidmore

   Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following trustees and officers of The Money Market Portfolios in the capacities and on the dates indicated:

Christopher J. Molumphy* Christopher J. Molumphy	Chief Executive Officer – Investment Management
Dated: November 1, 2012

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer- Finance and Administration
Dated: November 1, 2012

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: November 1, 2012

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: November 1, 2012

Sam Ginn*	Trustee
Sam Ginn	Dated: November 1, 2012

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: November 1, 2012

Charles B. Johnson*	Trustee
Charles B. Johnson	Dated: November 1, 2012

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: November 1, 2012

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: November 1, 2012

Frank A. Olson*	Trustee
Frank A. Olson	Dated: November 1, 2012

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: November 1, 2012

John B. Wilson*	Trustee
John B. Wilson	Dated: November 1, 2012

*By: /s/ Karen L. Skidmore

      Karen L. Skidmore

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase